Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating lease expenses	$ 107,812	$ 99,629
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Operating lease expenses		$ 49,164	$ 60,271